                        GOLDMAN SACHS MONEY MARKET TRUST
                   GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                         (PRIME OBLIGATIONS PORTFOLIO)
                       (TAX-EXEMPT DIVERSIFIED PORTFOLIO)

                               ILA SERVICE UNITS

                     Supplement dated March 1, 1996 to the
                        Prospectus dated March 15, 1995

                               ----------------

EXCHANGES

  The following supplements the disclosure under the caption "Exchanges" on page 20 of the Prospectus:

    ILA Service Units of a Portfolio acquired in an exchange transaction for shares of a Goldman Sachs Portfolio will be subject to the contingent de-ferred sales charge ("CDSC"), if any, of the shares of the Goldman Sachs Portfolio originally held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder had owned units acquired will be measured from the date the unitholder acquired the original units subject to a CDSC, and will not be affected by any subsequent exchange. A subsequent exchange of ILA Service Units of a Portfolio that are subject to a CDSC (i.e., because the ILA Service Units were acquired in an exchange transaction for shares of a Goldman Sachs Portfolio that were subject to a
  CDSC) will not be subject to the applicable CDSC at the time of exchange.

                                                                SUPILA/1.7K/0396

                        GOLDMAN SACHS MONEY MARKET TRUST
                   GOLDMAN SACHS-INSTITUTIONAL LIQUID ASSETS
                         (PRIME OBLIGATIONS PORTFOLIO)
                       (TAX-EXEMPT DIVERSIFIED PORTFOLIO)
                               ILA SERVICE UNITS
                                4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-Institutional Liquid Assets portfolios. This Prospectus relates to the offering of ILA Service Units of the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio (the "Portfolios"). Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The Prime Obligations Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Portfolio pursues its objective by investing in a diversified portfolio of securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  The Tax-Exempt Diversified Portfolio seeks to provide unitholders, to the ex-tent consistent with the preservation of capital and prescribed portfolio stan-dards, with a high level of income excluded from gross income for federal in-come tax purposes, by investing primarily in municipal instruments. The Portfo-lio pursues its objective by investing in a diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAIN-TAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION.................................. Toll Free: 800-526-7384

This Prospectus provides you with information about the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio that you should know before investing in ILA Service Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated March 15, 1995, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Tax-Exempt Diversified Portfolio may not be available in certain states. Please call the phone number above to determine availability in your state.

--------------------------------------------------------------------------------
ILA SERVICE UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION,
AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO IN-VOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is March 15, 1995.

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Unitholder and Portfolio Expenses................................   3
Financial Highlights.............................................   4
An Introduction to the Portfolios................................   7
Investment Objective and Policies of the Prime
 Obligations Portfolio...........................................   8
Investment Objective and Policies of the Tax-Exempt
 Diversified Portfolio...........................................   8
Description of Securities and Investment Techniques..............   9
Investment Limitations...........................................  12
Management.......................................................  14
Additional Services..............................................  15
Purchase of Units................................................  15
Reports to Unitholders...........................................  17
Distributions and Taxes..........................................  18
Automatic Exchange Program.......................................  19
Exchanges........................................................  20
Redemption of Units..............................................  21
Net Asset Value..................................................  23
Yield Information................................................  23
Organization and Units of the Portfolios.........................  24
Appendix A.......................................................  25
Account Information Form

                   UNITHOLDER AND PORTFOLIO EXPENSES (NOTE 1)
                           ILA SERVICE UNITS (NOTE 2)

                                                           PRIME    TAX-EXEMPT
                                                        OBLIGATIONS DIVERSIFIED
                                                         PORTFOLIO   PORTFOLIO
                                                        ----------- -----------
UNITHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases.............    None        None
 Sales Charge Imposed on Reinvested Distributions......    None        None
 Deferred Sales Load Imposed on Redemptions............    None        None
 Exchange Fee..........................................    None        None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily net assets after ad-
  justments)
 Management Fees.......................................    0.35%       0.25%
 Other Expenses (after expense limitation) (Note 3)
  Service Fees (Note 4)................................    0.40%       0.40%
  Other Expenses.......................................    0.06%       0.06%
                                                           ----        ----
TOTAL OPERATING EXPENSES (Note 3)......................    0.81%       0.71%
                                                           ====        ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                           1     3     5    10
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
 Prime Obligations Portfolio.............................  $8   $26   $45  $100
 Tax-Exempt Diversified Portfolio........................  $7   $23   $40  $ 88

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Portfolios will bear directly or indirectly. Operating expenses for the Portfolios are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1995. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Portfolio, which may be greater or less than 5%. Annual Operating Expenses incurred by the Portfolios during the fiscal year ended December 31, 1994 (expressed as a percentage of average daily net assets after fee adjustments and expense limitations) were as follows: Management Fees, Service Fees and Other Expenses for the Prime Obligations Portfolio of 0.35%, 0.40% and 0.05%, respectively for Total Operating Expenses of 0.80% and for the Tax-Exempt Diversified Portfolio of 0.25%, 0.40% and 0.05%, respectively for Total Operating Expenses of 0.70%. See "Management". Investors should be aware that, due to the service fees, a long-term unitholder in a Portfolio may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
(2) The information set forth in the foregoing table and example relates only to ILA Service Units of the Portfolios. ILA Units and ILA Administration Units are subject to different fees and expenses. See "Organization and Units of the Portfolios." ILA Units are not subject to any administration or service fees. ILA Administration Units are subject to a service fee of up to 0.15% of average daily net assets. All other expenses related to ILA Units and ILA Administration are the same as for ILA Service Units.
(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed to reduce or otherwise limit certain expenses of the Portfolios (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to 0.41% of the average daily net assets of each Portfolio, less the effect of fee reductions, if any. The Adviser has agreed that a portion of its fees will not be imposed for the Tax-Exempt Diversified Portfolio. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by the Tax-Exempt Diversified Portfolio would be 0.35% of average daily net assets and the amount of other expenses payable by the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio would be 0.07% and 0.06%, respectively, of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the annual operating expenses of the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio would be 0.82% and 0.81%, respectively of average daily net assets.
(4) Service Organizations, other than Goldman Sachs, may charge other fees to their customers who are the beneficial owners of ILA Service Units in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

                              FINANCIAL HIGHLIGHTS

  The following data with respect to a unit of the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1994 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD
PRIME OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------


                                               INCOME FROM INVESTMENT OPERATIONS
                                              ------------------------------------
                                                              NET
                                    NET ASSET              REALIZED       TOTAL                   NET ASSET            RATIO OF NET
                                    VALUE AT     NET         GAIN      INCOME FROM                VALUE AT             EXPENSES TO
                                    BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET
                                    OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (a)    ASSETS
                                    --------- ---------- ------------- ----------- -------------- --------- ---------- ------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------

1994-ILA units......................  $1.00    $0.0394      $   --       $0.0394      $(0.0394)     $1.00      4.07%       0.40%
1994-ILA Admin-
istration units.....................   1.00     0.0379          --        0.0379       (0.0379)      1.00      3.91        0.55
1994-ILA Service
units...............................   1.00     0.0365          --        0.0365       (0.0365)      1.00      3.66        0.80
1993-ILA units......................   1.00     0.0291       0.0002       0.0293       (0.0293)      1.00      2.97        0.40
1993-ILA Admin-
istration units.....................   1.00     0.0275       0.0003       0.0278       (0.0278)      1.00      2.82        0.55
1993-ILA Service
units...............................   1.00     0.0250       0.0001       0.0251       (0.0252)      1.00      2.56        0.80
1992-ILA units......................   1.00     0.0364       0.0010       0.0374       (0.0374)      1.00      3.75        0.40
1992-ILA Admin-
istration units.....................   1.00     0.0339       0.0010       0.0349       (0.0349)      1.00      3.60        0.55
1992-ILA Service
units...............................   1.00     0.0311       0.0010       0.0321       (0.0320)      1.00      3.34        0.80
1991-ILA units......................   1.00     0.0591       0.0003       0.0594       (0.0594)      1.00      6.10        0.40
1991-ILA Admin-
istration units.....................   1.00     0.0568       0.0003       0.0571       (0.0571)      1.00      5.94        0.55
1991-ILA Service
units...............................   1.00     0.0558       0.0003       0.0561       (0.0561)      1.00      5.68        0.80
1990-ILA units......................   1.00     0.0793          --        0.0793       (0.0793)      1.00      8.21        0.38
1990-ILA Admin-
istration units
(c).................................   1.00     0.0438          --        0.0438       (0.0438)      1.00      7.81(b)     0.55(b)
1990-ILA Service
units (c)...........................   1.00     0.0425          --        0.0425       (0.0425)      1.00      7.56(b)     0.80(b)
1989-ILA units......................   1.00     0.0890          --        0.0890       (0.0890)      1.00      9.27        0.40
1988-ILA units......................   1.00     0.0714          --        0.0714       (0.0714)      1.00      7.48        0.40
1987-ILA units......................   1.00     0.0634          --        0.0634       (0.0634)      1.00      6.50        0.40
1986-ILA units......................   1.00     0.0644       0.0001       0.0645       (0.0645)      1.00      6.67        0.40
1985-ILA units......................   1.00     0.0792       0.0004       0.0796       (0.0796)      1.00      8.25        0.38

                                  RATIO OF NET      NET
                                   INVESTMENT    ASSETS AT
                                   INCOME TO       END OF
                                  AVERAGE NET      PERIOD
                                     ASSETS      (IN 000S)
                                  ------------   ---------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1994-ILA units......................  3.94%      $1,963,846
1994-ILA Admin-
istration units.....................  3.79          149,234
1994-ILA Service
units...............................  3.65          170,453
1993-ILA units......................  2.91        2,332,771
1993-ILA Admin-
istration units.....................  2.75          189,431
1993-ILA Service
units...............................  2.50          137,804
1992-ILA units......................  3.64        3,444,591
1992-ILA Admin-
istration units.....................  3.39          257,321
1992-ILA Service
units...............................  3.11           22,044
1991-ILA units......................  5.91        3,531,736
1991-ILA Admin-
istration units.....................  5.68          198,417
1991-ILA Service
units...............................  5.58           18,789
1990-ILA units......................  7.93        2,833,541
1990-ILA Admin-
istration units
(c).................................  7.62(b)       209,272
1990-ILA Service
units (c)...........................  7.25(b)        19,039
1989-ILA units......................  8.90        3,761,964
1988-ILA units......................  7.14        3,799,628
1987-ILA units......................  6.34        5,814,280
1986-ILA units......................  6.44        4,654,076
1985-ILA units......................  7.92        5,149,617

----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
TAX-EXEMPT DIVERSIFIED PORTFOLIO


--------------------------------------------------------------------------------

                                              INCOME FROM INVESTMENT OPERATIONS
                                             ------------------------------------
                                                             NET
                                   NET ASSET              REALIZED       TOTAL                    NET ASSET
                                   VALUE AT     NET      GAIN (LOSS)  INCOME FROM                 VALUE AT
                                   BEGINNING INVESTMENT ON INVESTMENT INVESTMENT   DISTRIBUTIONS     END
                                   OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS   TO UNITHOLDERS OF PERIOD
                                   --------- ---------- ------------- -----------  -------------- ---------

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1994-ILA units..                     $1.00    $0.0264     $    --       $0.0264       $(0.0264)     $1.00
1994-ILA Admin-
istration units.                      1.00     0.0250          --        0.0250        (0.0250)      1.00
1994-ILA Service
units...........                      1.00     0.0220          --        0.0220        (0.0220)      1.00
1993-ILA units..                      1.00     0.0222          --        0.0222        (0.0222)      1.00
1993-ILA Admin-
istration units
 ................                      1.00     0.0207          --        0.0207        (0.0207)      1.00
1993-ILA Service
units ..........                      1.00     0.0183          --        0.0183        (0.0183)      1.00
1992-ILA units
 ................                      1.00     0.0277          --        0.0277        (0.0277)      1.00
1992-ILA Admin-
istration units.                      1.00     0.0266          --        0.0266        (0.0266)      1.00
1992-ILA Service
units ..........                      1.00     0.0243          --        0.0243        (0.0243)      1.00
1991-ILA units..                      1.00     0.0424          --        0.0424        (0.0424)      1.00
1991-ILA Admin-
istration units.                      1.00     0.0406          --        0.0406        (0.0406)      1.00
1991-ILA Service
units...........                      1.00     0.0386          --        0.0386        (0.0386)      1.00
1990-ILA units..                      1.00     0.0550      (0.0001)      0.0549        (0.0549)      1.00
1990-ILA Admin-
istration
units(c)........                      1.00     0.0301          --        0.0301        (0.0300)      1.00
1990-ILA Service
units(c)........                      1.00     0.0259          --        0.0259        (0.0259)      1.00
1989-ILA units..                      1.00     0.0591      (0.0001)      0.0590        (0.0590)      1.00
1988-ILA units..                      1.00     0.0487       0.0003       0.0490        (0.0490)      1.00
1987-ILA units..                      1.00     0.0413      (0.0003)      0.0410        (0.0410)      1.00
1986-ILA units..                      1.00     0.0426          --        0.0426        (0.0426)      1.00
1985-ILA units..                      1.00     0.0491          --        0.0491        (0.0491)      1.00

                                                                                           RATIO INFORMATION
                                                                                         ASSUMING NO WAIVER OF
                                                                                             ADVISORY FEES
                                                                                       -------------------------
                                                              RATIO OF NET     NET                   RATIO OF NET
                                                RATIO OF NET   INVESTMENT   ASSETS AT  RATIO OF NET   INVESTMENT
                                                EXPENSES TO    INCOME TO      END OF   EXPENSES TO    INCOME TO
                                       TOTAL    AVERAGE NET   AVERAGE NET     PERIOD   AVERAGE NET   AVERAGE NET
                                     RETURN(a)     ASSETS        ASSETS     (IN 000S)     ASSETS        ASSETS
                                     ---------  ------------  ------------  ---------  ------------  ------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1994-ILA units..                      2.71%        0.30%        2.64%      $1,434,965      0.40%        2.54%
1994-ILA Admin-
istration units.                      2.55         0.45         2.50          97,778       0.55         2.40
1994-ILA Service
units...........                      2.30         0.70         2.20          36,492       0.80         2.10
1993-ILA units..                      2.25         0.30         2.22        1,769,477      0.40         2.12
1993-ILA Admin-
istration units
 ................                      2.09         0.45         2.08          99,896       0.55         1.98
1993-ILA Service
units ..........                      1.84         0.70         1.83          45,172       0.80         1.73
1992-ILA units
 ................                      2.82         0.30         2.77       1,333,925       0.40         2.67
1992-ILA Admin-
istration units.                      2.67         0.45         2.66          50,225       0.55         2.56
1992-ILA Service
units ..........                      2.41         0.70         2.43          29,534       0.80         2.33
1991-ILA units..                      4.33         0.32         4.24        1,044,986      0.40         4.16
1991-ILA Admin-
istration units.                      4.17         0.47         4.06          37,567       0.55         3.98
1991-ILA Service
units...........                      3.91         0.72         3.86          52,399       0.80         3.78
1990-ILA units..                      5.64         0.40         5.50          603,895      0.40         5.50
1990-ILA Admin-
istration
units(c)........                      5.43(b)      0.55(b)      5.40(b)       42,498       0.55(b)      5.40(b)
1990-ILA Service
units(c)........                      5.17(b)      0.80(b)      5.16(b)       56,810       0.80(b)      5.16(b)
1989-ILA units..                      6.07         0.40         5.91          688,556      0.40         5.91
1988-ILA units..                      5.03         0.40         4.87          907,782      0.40         4.87
1987-ILA units..                      4.23         0.40         4.13          965,714      0.40         4.13
1986-ILA units..                      4.45         0.40         4.26        1,492,752      0.40         4.26
1985-ILA units..                      5.04         0.40         4.91          652,033      0.40         4.91

----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

                       AN INTRODUCTION TO THE PORTFOLIOS

  The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This Prospectus relates to the offering of ILA Service Units of the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio (the "Portfo-lios"). Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser (the "Adviser" or "GSAM"). Goldman Sachs, which serves as the Portfo-lios' distributor and transfer agent, is one of the largest international in-vestment banking and brokerage firms in the United States.

  The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit. To facilitate this goal, each Portfolio's securities are valued by the amortized cost method as permitted by a rule of the Securities and Exchange Commission ("SEC"). The SEC rule requires, among other things, that all portfolio securities have at the time of purchase a maximum remaining maturity of thirteen months and that each Portfolio maintain a dollar-weighted average portfolio maturity of not more than ninety (90) days. Investments by each Portfolio must present minimal credit risk.

  The Prime Obligations Portfolio may only purchase "First Tier Securities" as defined herein. First Tier Securities are securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in prior-ity and quality with such securities) in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO has assigned a rating by that NRSRO.

  Securities which are unrated may be purchased only if they are deemed to be of comparable quality to First Tier Securities or, in the case of Tax-Exempt Diversified Portfolio, "Second Tier Securities" as defined herein. The Tax-Ex-empt Diversified Portfolio may invest in First and Second Tier Securities. Sec-ond Tier Securities are securities rated in the top two short-term rating cate-gories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees, except for purchases made on behalf of the Tax-Exempt Diversified Portfolio.

  NRSROs include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Infor-mation.

      INVESTMENT OBJECTIVE AND POLICIES OF THE PRIME OBLIGATIONS PORTFOLIO

  The investment objective of the Prime Obligations Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Portfolio pursues its objective by investing exclu-sively in the following instruments:

  (A) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities");

  (B) obligations issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bank-ers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obliga-tions issued by U.S. subsidiaries of such banks;

  (C) commercial paper (including variable amount master demand notes and as-set-backed commercial paper) issued or guaranteed by U.S. corporations, U.S. commercial banks, or other entities;

  (D) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees;

  (E) other short-term obligations issued or guaranteed by U.S. corporations, or other entities (including short-term funding agreements);

  (F) other short-term obligations issued or guaranteed by state and munici-pal governments (such securities may be purchased when yields on such securities are attractive when compared to other taxable investments; and

  (G) repurchase agreements.

  The Portfolio may acquire any of the above securities on a forward commitment or when-issued basis.

   INVESTMENT OBJECTIVE AND POLICIES OF THE TAX-EXEMPT DIVERSIFIED PORTFOLIO

  The investment objective of the Tax-Exempt Diversified Portfolio is to pro-vide its unitholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined below. The Portfolio pursues its objective by investing primarily in obliga-tions issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and in-strumentalities, and the District of Columbia ("Municipal Instruments"), the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. Such Municipal Instruments may include:

  (A) fixed rate notes and similar debt instruments rated in the highest short-term rating category or in one of the two highest long-term rat-ing categories of at least one NRSRO;

  (B) variable and floating rate demand instruments rated (i) in the highest rating category for municipal notes or (ii) in one of the two highest rating categories for long- term instruments or (iii) in the highest rating category for commercial paper and municipal notes with demand features of at least one NRSRO;

  (C) tax-exempt commercial paper rated in the highest rating category of at least one NRSRO;

  (D) unrated notes, paper or other instruments which are determined to be of comparable high quality by the Adviser pursuant to criteria approved by the Trustees; and

  (E) municipal bonds rated in one of the two highest rating categories of at least one

     NRSRO and unrated bonds determined to be of comparable quality by the Adviser pursuant to criteria approved by the Trustees.

  The Portfolio may acquire any of the above securities on a forward commitment or when-issued basis.

  As a matter of fundamental policy, at least 80% of the Portfolio's annual gross income will be derived from Municipal Instruments, except in extraordi-nary circumstances. For example, the Portfolio may temporarily invest in tax-able money market instruments when the Adviser believes that market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Portfolio.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Govern-ment Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authori-ties or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign govern-ments or their agencies that are so guaranteed. The secondary market for cer-tain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such com-ponents are traded independently under the Separate Trading of Registered In-terest and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  Each Portfolio may also acquire securities issued or guaranteed as to princi-pal and interest by the U.S. Government, its agencies, authorities or instru-mentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

MUNICIPAL INSTRUMENTS

  Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's ob-ligations. To the extent that a Portfolio invests in unrated lease rental rev-enue bonds, the Trustees will monitor on an ongoing basis the credit quality of such bonds and the risks of cancellation of the underlying leases. Indus-trial development bonds (generally referred to under current tax law as "pri-vate activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. Munici-pal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  A tender option bond is a Municipal Instrument (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the finan-cial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or simi-lar agent at or near the commencement of such period, that would cause the se-curities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effec-tively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income taxes purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the is-suer's receipt of revenues and present the risk that such revenues will be in-sufficient to satisfy the issuer's payment obligations. The entire principal amount of principal and interest on RAWs is due at maturity. RAWs have been issued with maturities of up to 22 months. RAWs may also be repackaged as in-struments which include a demand feature that permits the holder to put the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that per-mit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with li-quidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevoca-ble, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will look to the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself. A Portfolio may consider the maturity of a variable or floating rate Municipal Instrument to be shorter than its ulti-mate stated maturity if the Portfolio has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Portfolio may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participa-tion, a type of floating or variable rate obligation, which are interests in a pool of municipal obligations held by a bank or other financial institution.

  The Portfolios may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt interest divi-dends" to unitholders under the federal alternative minimum tax. See "Taxes" and "Distributions." Any such interest which the Tax-Exempt Diversified Portfo-lio might earn will not be deemed to have been derived from Municipal Instru-ments for purposes of determining whether at least 80% of the Portfolio's an-nual gross income has been derived from such Instruments. The Tax-Exempt Diver-sified Portfolio does not currently intend to invest in such bonds.

  Ordinarily, the Tax-Exempt Diversified Portfolio expects that 100% of its portfolio securities will be Municipal Instruments. However, the Portfolio may hold cash or invest in short-term taxable securities as set forth above. The Portfolio may invest 25% or more of the value of its total assets in Municipal Instruments which are related in such a way that an economic, business or po-litical development or change affecting one Municipal Instrument would also af-fect the other Municipal Instruments. For example, the Portfolio may invest all of its assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility sys-tems, multi-family housing, nursing homes, commercial facilities (including ho-tels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state, or (c) industrial development obligations. Con-centration of the Portfolio's investments in Municipal Instruments in any of the foregoing will subject the Portfolio, to a greater extent than if such in-vestment was more limited, to the risks of adverse economic, business or polit-ical developments affecting any such state, industry or other area of concen-tration.

  Each Portfolio may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. In addition, such Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal pay-ments or both on obligations of certain state and local governments and author-ities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio may acquire the right to sell the security to another party at a guaranteed price and date. These rights may be referred to as puts, demand features, or standby commitments.

REPURCHASE AGREEMENTS

  Each Portfolio may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased se-curity. A Portfolio's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the pur-chased securities, including accrued interest, will at all times exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will care-fully consider the creditworthiness of the seller pursuant to procedures re-viewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio, together with other registered in-vestment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Portfolios may purchase when-issued securities and make contracts to pur-chase or sell securities for a fixed price at a future date beyond customary settlement time. A Portfolio is required to hold and maintain in a segregated account with the Portfolio's custodian or subcustodian until the settlement date, cash or liquid, high grade debt obligations in an amount suf-ficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Se-curities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securi-ties on a when-issued or forward commitment basis with the intention of acquir-ing securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it ap-propriate to do so.

OTHER INVESTMENT COMPANIES

  Each Portfolio may invest in securities issued by other money market invest-ment companies. Such investments will be determined by the Adviser, under guidelines established by the Trustees, to present minimal credit risks. The amount of a Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the In-vestment Company Act and certain state securities regulations. These limits in-clude a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's assets in securities of any one investment company or more than 10% of its assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Portfolio (the "Ac-quiring Portfolio") with respect to assets invested in another money market in-vestment company (the "Acquired Portfolio") as follows. The amount of the man-agement fees otherwise payable by the Acquiring Portfolio and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Acquiring Portfolio as a unitholder of the Acquired Portfolio. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Portfolio and will be subject to substantially the same risks.

                             INVESTMENT LIMITATIONS

  PRIME OBLIGATIONS PORTFOLIO. Pursuant to SEC Rule 2a-7 under the Investment Company Act, the Prime Obligations Portfolio may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such se-curities). The Portfolio may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Portfolio may not make more than one such investment at any time. The Prime Obligations Portfolio may not invest in securities which are Second Tier Securities at the time of purchase. Immedi-ately after the acquisition of any put by the Portfolio, not more than 5% of such Portfolio's total assets may be invested in securities issued by or sub-ject to puts from the same issuer. However, this limitation will not apply to the issuer of unconditional puts if the Portfolio does not have more than 10% of its total assets invested in securities issued by or subject to uncondi-tional puts from such issuer. Pursuant to SEC Rule 2a-7 the foregoing restric-tions are not applicable to the Tax-Exempt Diversified Portfolio. The foregoing operating policies are more restrictive than the fundamental policy set forth below, which would give the Prime Obligations Portfolio the ability to invest with respect to 25% of its assets, more than 5% of its assets in any one issu-er. The Prime Obligations Portfolio will operate in accordance with these oper-ating policies which comply with SEC Rule 2a-7.

  TAX-EXEMPT DIVERSIFIED PORTFOLIO. Pursuant to SEC Rule 2a-7, immediately af-ter the acquisition of any put by the Tax-Exempt Diversified Portfolio, not more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation applies only with respect to 75% of the Portfolio's total assets. Also, with respect to such Portfolio, this limitation will not apply to the issuer of unconditional puts if the Portfolio does not have more than 10% of its total assets invested in securities issued by or subject to un-conditional puts from such issuer. The Portfolio will operate in accordance with this operating policy which complies with SEC Rule 2a-7.

INVESTMENT RESTRICTIONS

  The Trust, on behalf of each Portfolio, has adopted certain fundamental in-vestment restrictions which are enumerated in detail in the Statement of Addi-tional Information and which may not be changed with respect to a Portfolio un-less authorized by a majority of its outstanding units. Among other restric-tions, a Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and repurchase agreements collaterized by such securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, each Portfolio may not invest more than 25% of its total assets in securities of issuers in any one industry (the electric, gas, water and telephone utility industries be-ing treated as separate industries for the purpose of the restriction), pro-vided that there is no 25% limitation in respect of, and each Portfolio re-serves freedom of action to concentrate its investments in, U.S. Government Se-curities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, provided such branches are sub-ject to the same regulations as U.S. banks, and repurchase agreements and loans of securities collateralized by U.S. Government Securities or such bank obliga-tions, provided the investment policies of the Portfolio permit the particular investment. Tax diversification requirements for qualification as a regulated investment company apply to the Portfolios and are in certain instances more strict than these investment restrictions. In applying the above restrictions, a Portfolio will not treat a guarantee as a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by a Portfolio does not exceed 10% of its total assets.

  Each Portfolio may borrow money as a temporary measure in amounts not exceed-ing 5% of its total assets or from banks in an aggregate amount not exceeding one-third of the value of its total assets. A Portfolio may not purchase secu-rities while such borrowings exceed 5% of the value of its total assets. The investment restrictions listed above are fundamental policies and accordingly may not be changed with respect to a Portfolio without the approval of the ma-jority of the outstanding units of that Portfolio. The investment objective of each Portfolio is fundamental and may not be changed without a vote of the unitholders. However, the investment policies and practices of each Portfolio, unless otherwise specifically stated, are not fundamental.

RESTRICTED AND OTHER ILLIQUID SECURITIES

  Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which includes fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commer-cial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trad-ing markets for the specific restricted security, will not be deemed to be il-liquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will con-tinue to be liquid, the Board will carefully monitor each Portfolio's invest-ments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be re-garded as liquid instruments.

                                   MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of January 31, 1995, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $48.7 billion in assets.

  As of November 25, 1994, Goldman Sachs and its consolidated subsidiaries had assets of approximately $54.6 billion and partners' capital of $1.8 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of financ-ing and investing services both in the United States and abroad.

  Pursuant to an SEC order, the Prime Obligations Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs or its affiliate, Goldman Sachs Money Market, L.P.

  Under its Investment Advisory Agreement with the Trust, GSAM continually man-ages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers the Portfolios' business affairs and performs various unitholder servicing functions to the ex-tent not provided by other organizations. GSAM may pay a Service Organization, as defined herein, other than Goldman Sachs, compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units held of record by such Service Organization for providing certain unitholder serv-ices to its customers. The management of each Portfolio is subject to the su-pervision of the Board of Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                     APPROXIMATE    RATE PAID
                                                       ANNUAL    FOR FISCAL YEAR
                                                        RATE     ENDED 12/31/94
                                                     ----------- ---------------
Prime Obligations Portfolio.........................     .35%          .35%
Tax-Exempt Diversified Portfolio....................     .35%          .25%

  The difference, if any, between the stated advisory fee and the actual advi-sory fees paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Port-folio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, broker-age and litigation, indemnification and other extraordinary expenses), on an annualized basis, to .43% of the average daily net assets of the Portfolio less the effect of fee reductions, if any. Such reductions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trust-ees. In addition, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Prime Obligations and Tax-Exempt Diversified Portfolios' annual total operating expenses (ex-cluding fees payable to Service Organizations, as defined herein), to .41% and
 .31%, respectively, of average daily net assets. GSAM has no current intention to, but may in the future, discontinue or modify the voluntary limitation at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the Distribu-tor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois also serves as the Transfer Agent of each Portfolio.

                              ADDITIONAL SERVICES

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Units. Each Portfolio will enter into agreements with Service Organizations, including Goldman Sachs, which purchase ILA Service Units, on behalf of their customers ("Service Agree-ments"). On behalf of its clients who purchase ILA Service Units of a Portfo-lio, Goldman Sachs will provide services as set forth under the Service Agree-ment. The Service Agreements will provide for compensation to each Service Or-ganization in an amount up to .40 of 1% (on an annualized basis) of the aver-age daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provid-ed, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, processing orders to purchase, redeem and exchange ILA Service Units for its customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures.

  For the fiscal year ended December 31, 1994, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

  Holders of ILA Service Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations, other than Goldman Sachs, may charge other fees to their customers who are the beneficial owners of ILA Service Units in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Service Units of the Portfolios should be directed to such owners' Service Organization.

                               PURCHASE OF UNITS

  ILA Service Units of the Portfolios may be purchased through Goldman Sachs acting as a

Service Organization as specified below or through Authorized Dealers. Autho-rized Dealers include investment dealers that are members of the National Asso-ciation of Securities Dealers, Inc. and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs.

  ILA Service Units of the Portfolios may be purchased on any Business Day at the net asset value next determined after receipt by State Street Bank and Trust Company ("State Street") as agent for Goldman Sachs (as a Service Organi-zation) of both the purchase order and the purchase price in Federal Funds. Purchase orders may be made by contacting Goldman Sachs or, if units are held in a "street name" account, the applicable Authorized Dealer. Since the Portfo-lios and Goldman Sachs will have no record of the beneficial owner's transac-tions in a "street name" account, the beneficial owner should contact its Au-thorized Dealer to purchase, redeem or exchange units, to make changes in or give instructions concerning the account or to obtain information about the ac-count. It is the responsibility of the Authorized Dealer to promptly forward orders and payment to the Portfolios.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain dealers who perform administrative services with respect to deposi-tory institutions whose customers purchase units of the Portfolios. These serv-ices include responding to certain inquiries from and providing written materi-als to depository institutions about the Portfolios; furnishing advice about and assisting depository institutions in obtaining from state regulatory agen-cies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository in-stitutions and national regulatory organizations; assisting with the prepara-tion of sales material; and providing general assistance and advice in estab-lishing and maintaining mutual fund sales programs on the premises of deposi-tory institutions.

  The amount of such compensation may be up to .08% annually of the average net assets of each Portfolio attributable to units purchased through, and held by the customers of, such depository institutions. Such compensation does not rep-resent an additional expense to any Portfolio or its unitholders, since it will be paid from the assets of Goldman Sachs or its affiliates.

PURCHASES BY CHECK

  Initial purchases of ILA Service Units of the Portfolios may be made by mail-ing a completed Account Information Form along with a Federal Reserve draft or check payable to the appropriate Portfolio and drawn on a U.S. bank and for subsequent investments may be made by mailing a check with the investor's ac-count number to Goldman Sachs Money Market Trust (Prime Obligations Portfolio) or (Tax-Exempt Diversified Portfolio) Service Units, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. The order becomes effective as soon as the check or draft is converted to Federal Funds. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after re-ceipt. Payment of redemption proceeds from ILA Service Units of the Portfolios purchased by check may be delayed up to 15 days until the check has cleared, as described under "Redemption of Units".

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a unitholder's bank via the Automated Clearing House Network or a unitholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any autho-rized dealer. A minimum investment of $50 is required for Automatic Investment Plans.

PURCHASES

  ILA Service Units of the Prime Obligations Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

IF AN ORDER IS RECEIVED BY
STATE STREET                     DIVIDENDS BEGIN
--------------------------      -----------------
By: 3:00 p.m.--eastern time     Same Business Day
After: 3:00 p.m.--eastern time  Next Business Day

  ILA Service Units of the Tax-Exempt Diversified Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

IF AN ORDER IS RECEIVED BY
STATE STREET                     DIVIDENDS BEGIN
--------------------------      -----------------
By: 1:00 p.m.--eastern time     Same Business Day
After: 1:00 p.m.--eastern time  Next Business Day

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Service Units of the Portfolios held in each unitholder's account.

  The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of units of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to such Portfolio (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional ex-pense to the Portfolio or its unitholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with re-spect to ILA Service Units. However, Goldman Sachs, as a Service Organization, has established a minimum initial investment requirement of $10,000. Sharehold-ers of any mutual funds sponsored by Goldman Sachs which are subject to an initial sales charge (the "Goldman Sachs Portfolios") who wish to purchase ILA Service Units of the Portfolios through an exchange of shares of such a Goldman Sachs Portfolio may be subject to different minimum investment requirements. (See "Exchanges," on page 20 of the Prospectus.)

TAX-SHELTERED RETIREMENT PLANS

  The Prime Obligations Portfolio offers for purchase by retirement plans, in-cluding Individual Retirement Account Plans for individuals and their non-em-ployed spouses and defined contribution plans such as 401(k) Salary Reduction Plans.

  Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The informa-tion sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Under all plans, divi-dends and distributions will be automatically reinvested in additional units of the Portfolio or, if so directed by the unitholder, in cash, in shares of an-other Goldman Sachs Portfolio.

  The minimum initial investment for all such retirement plans is $10,000, ex-cept for certain exchanges of shares of any Goldman Sachs Portfolio and except that the minimum for tax-sheltered retirement plans is $250. There is a minimum of $50 for all subsequent investments.

                             REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semiannual report to record holders of ILA Service Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolio are also reflected in regular statements issued by Goldman Sachs, in its capacity as transfer agent and income disbursing agent, to unitholders of record. The Serv-ice Organizations, including Goldman Sachs or their agents, as record holders of ILA Service Units, will be responsible for providing similar services to their own customers who are the beneficial owners of such Units. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations, including Goldman Sachs or their agents, as record own-ers of ILA Service Units, monthly. Distributions will be made in additional ILA Service Units of the same Portfolio or, at the election of a Service Organiza-tion, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs, in its capacity as transfer agent and income disburs-ing agent. If no election is made, all dividend and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in a Portfo-lio's daily distributions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued in-terest or discount (including both original issue and market discount on tax-able securities) on portfolio securities, and (ii) any income of the Portfolio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain require-ments relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income (except, in the case of the Tax-Exempt Diversified Portfolio), the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as ordinary in-come. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax conse-quences will apply to taxable distributions of a Portfolio (including the Tax-Exempt Diversified Portfolio which also pays exempt-interest dividends, as de-scribed below) regardless of whether distributions are received in cash or re-invested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for fed-eral income tax purposes, including any distributions that may constitute a re-turn of capital or any distributions of the Tax-Exempt Diversified Portfolio that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Diversified Portfolio intends to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. Dividends paid by the Portfolio from inter-est on tax-exempt obligations and properly designated by the Portfolio as ex-empt-interest dividends, including exempt-interest dividends received from other regulated investment companies, will generally be exempt from federal in-come tax although a portion of such dividends may be subject to the federal al-ternative minimum tax. Exempt-interest dividends will be considered in comput-ing the "adjusted current earnings" preference item for purposes of the corpo-rate federal alternative minimum tax, the corporate environmental tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of the Portfolio. Interest incurred to pur-chase or carry units of the Portfolio will not be deductible for federal income tax purposes to the extent related to exempt-interest may not be deductible for federal or state income tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distribu-tions if they fail to furnish their correct taxpayer identification number and certain certifica-tions or if they are otherwise subject to backup withholding. Individuals, cor-porations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien with-holding at the rate of 30% (or a lower rate provided by an applicable tax trea-ty) on amounts treated as ordinary dividends from the Portfolios.

  In addition to federal taxes, a unitholder may be subject to state and local taxes on payments received from a Portfolio. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangibles taxes, the values of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, pro-vided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                           AUTOMATIC EXCHANGE PROGRAM

  Unitholders of a Portfolio may elect on the Account Information Form to auto-matically exchange a specified dollar amount of ILA Service Units for shares of any Goldman Sachs Portfolio. Such exchanges will be made into the relevant Goldman Sachs Portfolio at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment repre-sented by the exchanged units (i.e., the units to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the automatic exchanges will be made at net asset value. Dividends and/or capital gains of ILA Service Units of each Portfolio which have been reinvested may be exchanged for shares of a Goldman Sachs Portfolio without a sales charge. These automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter and are subject to the following conditions. The minimum dollar amount for automatic exchanges must be at least $100 per month. At the time the election is made (i) the value of the unitholder's account in the Portfolio from which the exchange is made must equal or exceed $10,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or, if the unitholder has elected the automatic exchange privilege and the value of the acquired fund does not equal the acquired fund's minimum, such election must continue until the minimum ini-tial investment requirement is met. The names, addresses and social security or taxpayer identification numbers for the unitholder accounts with the exchanged and acquired funds must be identical. A unitholder should obtain and read the prospectus relating to any Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.

                                   EXCHANGES

  ILA Service Units of each Portfolio may be exchanged for shares of any Goldman Sachs Portfolio. A unitholder should obtain and read the prospectus for the relevant Goldman Sachs Portfolio and consider its investment objectives, policies and applicable fees before making an exchange. Exchanges of ILA Serv-ice Units from each Portfolio will be made into the relevant Goldman Sachs Portfolio at the public offering price, which may include a sales charge, un-less a sales charge has previously been paid on the investment represented by the exchanged units (i.e., the units to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the ex-change will be made at net asset value. ILA Service Units of each Portfolio purchased through dividend and/or capital gains reinvestment may be exchanged for shares of a Goldman Sachs Portfolio without a sales charge.

  An exchange may be made by contacting an authorized dealer or writing to Goldman Sachs Money Market Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, if previously elected on the Account Information Form, by tele-phone at 1-800-526-7384 (9:00 a.m. to 4:00 p.m. New York time). Under the tele-phone exchange privilege, units may be exchanged among accounts with different names, addresses or social security or taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the pro-cedures set forth under "Redemption of Units."

  In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. All exchanges are subject to the minimum investment requirements of the Portfolio or Goldman Sachs Portfolio into which the shares or units are be-ing exchanged. The minimum initial exchange for shareholders of a Goldman Sachs Portfolio is $10,000 or the full account share balance, whichever is less.

  An exchange fee may be imposed or the exchange privilege may be modified or withdrawn at any time upon 60 days' notice to unitholders. The Trust, the rele-vant fund or Goldman Sachs may reject or restrict purchases of units or shares by a particular purchaser or group, for example, when a pattern of frequent purchases and sales of units or shares is evident or if the purchase and sale orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Portfolio or a Goldman Sachs Portfolio. Exchanges are available only in states where the exchange may be legally made.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Service Units may be redeemed through Goldman Sachs acting as a Service Organization as specified below.

  ILA Service Units of a Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt by State Street as agent for Goldman Sachs, as a Service Organization, of the re-demption request. Redemption requests may be made by contacting Goldman Sachs or, if units are held in a "street name" account, the applicable Authorized Dealer. Written requests may be addressed to Goldman Sachs Money Market Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. A unitholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to imple-ment redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, pro-ceeds of telephone redemption requests will only be sent to the unitholder's address of record or authorized bank account designated in the Account Informa-tion Form and exchanges of units will only be made to an identical account. Telephone requests may also be recorded. The Trust may implement other proce-dures from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Portfolios, the Trust nor Goldman Sachs will be responsible for the authenticity of instructions received by telephone. Proceeds of telephone redemptions will be mailed to the unitholder's address of record or wired to the authorized bank account indicated on the Account Infor-mation Form, unless the unitholder provides written instructions (accompanied by a signature guarantee) indicating another address.

  Written requests for redemptions must be signed by each unitholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by the Transfer Agent.

  ILA Service Units of each Portfolio may be redeemed without charge upon re-quest on any Business Day at the net asset value next determined after receipt by State Street as agent for Goldman Sachs of the redemption request.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired or mailed to the record holder of ILA Service Units.

-----------------------------------------------------------------------------------------------------------------------------------
     REDEMPTION REQUEST RECEIVED BY               REDEMPTION
 STATE STREET AS AGENT FOR GOLDMAN SACHS      PROCEEDS ORDINARILY                DIVIDENDS
 ---------------------------------------      -------------------                ---------
(1)  Prime Obligations Portfolio
By:  3:00 p.m.--eastern time             (i)  Wire Redemptions Sent          Not earned on Day
                                              Same Business Day              request is received
                                         (ii) Check Redemptions Sent
                                              Next Business Day
After: 3:00 p.m.--eastern time           (i)  Wire Redemptions Sent          Earned on Day
                                              Next Business Day              request is received
                                         (ii) Check Redemptions Sent
                                              Within Two Business
                                              Days
(2)  Tax-Exempt Diversified Portfolio
By:  12:00 noon--eastern time            (i)  Wire Redemptions Sent          Not earned on Day
                                              Same Business Day              request is received
                                         (ii) Check Redemptions Sent
                                              Next Business Day
 After:12:00 noon--eastern time          (i)  Wire Redemptions Sent          Earned on Day
                                              Next Business Day              request is received
                                         (ii) Check Redemptions Sent
                                              Within Two Business Days
-----------------------------------------------------------------------------------------------------------------------------------

  After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermedi-aries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE

  Goldman Sachs or its agent, as a record holder of ILA Service Units of a Portfolio, may elect to have a special account with State Street for the pur-pose of permitting its customers to redeem ILA Service Units from their ac-counts in each Portfolio by check. When State Street receives a completed ap-plication form, Goldman Sachs or its agent, as a record holder of the ILA Serv-ice Units, will forward to the requesting customer a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the record holder of ILA Service Units by State Street.

  The check redemption privilege enables a unitholder to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of a unitholder's account. If the amount of a check is greater than the value of the ILA Service Units held in the unitholder's account, the check will be re-turned unpaid, and the unitholder may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with respect to a particular unitholder or all unitholders in general. The Trust and State Street reserve the right at any time to suspend the procedure permitting re-demptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other ILA Service Unitholders of the Portfolios.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion (PSA) recommends that the securities markets close early, the Prime Obli-gations Portfolio and Tax-Exempt Diversified Portfolio reserve the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities markets close. On days either Portfolio closes early, purchase and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addi-tion, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Portfolio's portfolio securities are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter as-suming a constant amortization to maturity of any premium paid or discount re-ceived.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield and effective yield. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Diversified Portfolio may also quote tax-equivalent yield. The Portfolio's tax-equivalent yield is calculated by determining the rate of re-turn that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brack-ets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's yield, effective yield or tax-equivalent yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated separately for ILA Service Units, ILA Units and ILA Administration Units. Because each such class of units is subject to different expenses, the net yield of such classes of a Portfolio for the same period may differ. Due to the fees payable under the Service Plan and the Administration Plan, the investment performance, for any period, of the ILA Units will always be higher than that of the ILA Service Units and ILA Administration Units and the investment performance of the ILA

Administration Units will always be higher than that of the ILA Service Units. See "Organization and Units of the Portfolios" below.

                    ORGANIZATION AND UNITS OF THE PORTFOLIOS

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units.

  Each ILA Unit, ILA Administration Unit and ILA Service Unit of a Portfolio represents an equal proportionate interest in the assets belonging to that Portfolio. It is contemplated that most units will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are beneficial owners of the units or another organization designated by such bank or institution. ILA Units may be purchased for accounts held in the name of an institution that is not compen-sated by the Trust for services provided to the institution's investors. ILA Administration Units may be purchased for accounts held in the name of an in-stitution that provides certain account administration services to its custom-ers, including maintenance of account records, processing orders to purchase, redeem and exchange ILA Administration Units. ILA Administration Units of each Portfolio bear the cost of administration fees at the annual rate of up to .15 of 1% of the average daily net assets of such Units. ILA Service Units may be purchased for accounts held in the name of an institution that provides certain account administration and unitholder liaison services to its customers, in-cluding maintenance of account records and processing orders to purchase, re-deem and exchange ILA Service Units, responding to customer inquiries and as-sisting customers with investment procedures. ILA Service Units bear the cost of service fees at the annual rate of up to .40 of 1% of the average daily net assets of such Units. (Institutions that provide services to holders of ILA Ad-ministration or Service Units are referred to in this Prospectus as "Service Organizations").

  It is possible that an institution or its affiliate may offer different clas-ses of units to its customers and thus receive different compensation with re-spect to different classes of units of the same Portfolio. In the event a Port-folio is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of units of the Port-folio. ILA Service Units and ILA Administration Units each have certain exclu-sive voting rights on matters relating to their respective plans. Except as de-scribed above, the three classes of units are identical. Certain aspects of the Units may be altered, after advance notice to unitholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net as-sets of the applicable Portfolio available for distribution to unitholders. Units entitle their holders to one vote per unit, are freely transferable and have no preemptive, subscription or conversion rights.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Port-folio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restric-tions or policies of such Portfolio. Approval by the unitholders of one Portfo-lio is effective only as to that Portfolio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trustees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communication as required and in the manner prescribed by Section 16(c) of the Investment Company Act.

                                   APPENDIX A

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Portfolio in which you invest with your correct Social Security or Taxpaper Identification Number (TIN), regard-less of whether you file tax returns. Failure to do so may subject you to pen-alties. Failure to provide your correct TIN, to check the appropriate boxes, and to sign your name in the Social Security Number or other Taxpayer Identifi-cation Number Certification section (the "Certification Section") of the Ac-count Information Form, could result in withholding of 31% by the Portfolio for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account. However, distributions will not be subject to backup withholding if a Portfolio reasonably estimates that at least 95% of its distributions will be exempt-interest dividends, and redemptions and exchanges will not be subject to backup withholding if the Portfolio success-fully maintains a constant $1.00 net asset value per unit. Each Portfolio re-serves the right to refuse to open an account for, or to close the account of, any investor who fails to (1) provide a TIN, or (2) certify that such TIN is correct (if required to do so under applicable law) in establishing an account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not have a TIN but have applied for or intend to apply for one, you should check the first box in the Certification Section. In this event, you should provide your TIN and required certifications within 60 days. If you do not provide your TIN and required certification within 60 days, 31% backup withholding may apply. Backup withholding could also apply to payments relating to your account prior to the Portfolio's receipt of your TIN and re-quired certifications.

  If you have been notified by the IRS that you are subject to backup withhold-ing because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification Section.

  If you are an exempt recipient, you should furnish your TIN and check the second box in the Certification Section. Exempt recipients include corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, check the third box in the Certification Section and provide a completed Form W-8 to the Portfolio in or-der to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441, and 1442 of the Internal Revenue Code and consult your tax adviser.

ACCOUNT INFORMATION FORM                THE GOLDMAN SACHS PORTFOLIOS

This Account Information Form Should be
Forwarded Promptly to Goldman, Sachs & Co.
or any Authorized Dealer
-------------------------------------------------------------------------------
                       The Goldman Sachs Portfolios c/o NFDS P.O. Box 419711
SEND TO:               Kansas City, MO 64141-6711
                       For additional information call 1-800-526-7384
                                                               Date: __________
-------------------------------------------------------------------------------
                       [_] Asia Growth Fund       [_] Global Income Fund
INITIAL INVESTMENT--
 $1,500 MINIMUM        [_] Balanced Fund          [_] Government Income Fund
                       [_] Capital Growth Fund    [_] Municipal Income Fund
                       [_] Growth & Income Fund   [_] Other Fund __________
                       [_] International Equity   GOLDMAN SACHS MONEY MARKET
                            Fund                   TRUST*
                                                  [_] ILA/Prime Obligations
                       [_] Select Equity Fund         Portfolio Service Units
                       [_] Small Cap Equity Fund  [_] ILA/Tax-Exempt]Diversified
                                                      Portfolio Service Units
                       [_] Adjustable Rate Mortgage *$10,000 minimum or balance
                            Fund                     of existing account
-------------------------------------------------------------------------------
1. ACCOUNT REGISTRATION Please Print
                        INDIVIDUAL

                        ----------------------------------------  --------------
                        First Name     Initial   Last             SS# or Tax
                                                                  ID#
                        JOINT TENANTS
                        The account will be registered as "Joint Tenants with Right of Survivorship" unless otherwise specified.

                       ----------------------------------------  --------------
                       First  Name     Initial   Last            SS# or Tax
                                                                 ID#

                       ----------------------------------------  --------------
                       First Name      Initial   Last            SS# or Tax
                                                                 ID#
                       GIFT TO MINORS

                       --------------------------------------------------------
                       Custodian's Name (Only one can be named)

                       ----------------------------------------  --------------
                       Minor's Name (Only one)                   SS#

                       Under the ___ (State of Residence) Uniform Gift to Minors Act

                       CORPORATION, TRUST, OR OTHER ENTITY

                       ----------------------------------------  --------------
                       Name of Corporation, Trust or other Non-Person Entity
                                                                 Tax ID#
                       --------------------------------------------------------
                       Attention:

                       --------------------------------------------------------
                       Date of Trust Instrument:Name of Beneficiary (If to be included in the registration)

                       --------------------------------------------------------
                       Name(s) of Trustee(s) (If to be included in the registration)

-------------------------------------------------------------------------------
2. MAILING ADDRESS                                           (  )
                       ------------------------------------  ------------------
                       Street                                Daytime Phone
                       --------------------------------------------------------
                       City             State            Zip Code

--------------------------------------------------------------------------------
3. TO PURCHASE SHARES  Check appropriate box(es).

                      [_] A check for $_ is enclosed. Check(s) should be payable to the Fund(s) selected.

                      [_] An order #___ for shares or $_________ was placed on
                          _____.

                      [_] I certify that I am an entity exempt from the sales
                          charge according to the section in the Fund
                          Prospectus "Purchase of Shares" and I am, therefore, entitled to purchase shares of the Fund at net asset value. By checking this box, the undersigned agrees that I will notify Goldman, Sachs & Co. at or prior to purchase if I am no longer in one of the categories of eligible investors.
                          Reason for exemption ________________________________.

--------------------------------------------------------------------------------
4. DIVIDEND AND       Choose how you wish to receive dividends. If no boxes
   DISTRIBUTION         are checked, Option A will be assigned.
   OPTIONS            A. [_] All income and capital gains dividends
                        reinvested in the account.
                      B. [_] All income and short-term capital gains
                         dividends in cash and long-term capital gains reinvested in the account. (COMPLETE CASH DIVIDENDS SECTION BELOW.)
                      C. [_] All income and capital gains dividends paid in
                          cash. (COMPLETE CASH DIVIDENDS SECTION BELOW.)
                      D. [_] All dividends and capital gains reinvested in
                          another Goldman Sachs Portfolio account: (See
                          prospectus regarding limitations on this privilege.)

                      Fund Name _________________  Account Number ____________
                      Please send cash dividends to (if no special payee,
                      cash dividends will be sent to the account registration address):
                                                                   [_] Deposit
                                                                       to bank
                      [_] Account registration address.                (attach
                                                                       voided
                                                                       check)
                                           [_] Check to special payee as
                                             follows:
                      Name of Payee ________________  Account No. (if
                                                        applicable) __________
                      Street Address _________________________________________
                      City _____________________________ State ____ Zip ______

--------------------------------------------------------------------------------
5. RIGHT OF ACCUMULATION
                       See "Purchase of Shares"

                       Cumulative quantity discounts are applicable if a shareholder's current value of existing shares of the Fund alone or in combination with shares of any other fund described in the Prospectus, on which a sales charge was paid, total the requisite amount for receiving a discount as described in the accompanying Prospectus. Below are listed all the accounts (account name, Fund and number) which should be aggregated for a right of accumulation.

                       Name _____________ Name _____________ Name _____________
                       Fund _____________ Fund _____________ Fund _____________
                       Acct No. _________ Acct No. _________ Acct No. _________

--------------------------------------------------------------------------------
6. STATEMENT OF INTENTION
    See "Purchase of Shares"

    Although not obligated to do so, it is the undersigned's intention to invest, over a 13-month period from this date, in shares of the Fund alone or in combination with shares of any other fund, on which a sales charge was paid, described in the Prospectus which qualify for a quantity discount as described in the accompanying Prospectus, in an amount that will equal or exceed:
    [_] $50,000[_] $100,000[_] $250,000[_] $500,000[_] $1,000,000[_] $3,000,000
    I agree to the Statement of Intention and Escrow
    Agreement set forth in the Appendices to the accompanying Prospectus and incorporated by reference herein.

--------------------------------------------------------------------------------
7. AUTOMATIC INVESTMENT PLAN
   (ATTACH VOIDED CHECK)
                         See "Purchase of Shares"
                         Check One: [_] Monthly  [_] Quarterly
                         Beginning on or about the 5th [_] or the 15th [_] (check one) beginning with ______ (month) and every month/quarter thereafter, I/We authorize State Street Bank (the custodian for the Fund) to debit the amount requested below from my/our bank account for investment in the Fund. I/We understand that my/our participation in the Automatic Investment Plan (the "Plan") is subject to the terms and conditions of such plan as amended from time to time.

                         ------------------------------------------------------
                         Bank Name            Bank Account Number (if assigned)
                         ------------------------------------------------------
                         Amount of each monthly investment (minimum $50)
                                                                   Name of Fund
                         ------------------------------------------------------
                         Amount of each monthly investment (minimum $50)
                                                                   Name of Fund
                         ------------------------------------------------------
                         Authorized Signature (as shown on bank records)

                         ------------------------------------------------------

                         Authorized Signature (if joint bank account both sign)
--------------------------------------------------------------------------------

8. TELEPHONE EXCHANGE  [_] I/We authorize Goldman, Sachs & Co. to accept and act upon telephone instructions from myself or any other person for the exchange of shares of the Fund into any fund described in the accompanying Prospectus. I/We understand and agree that neither the Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request effected hereunder.

--------------------------------------------------------------------------------

9. TELEPHONE REDEMPTION  See "Redemption of Shares"
   (ATTACH VOIDED CHECK)
                         [_] Goldman, Sachs & Co. is hereby authorized to honor
                             telephone, telegraphic, or other instructions, without signature guarantee, from any person for the redemption of shares for the above account, without an obligation on behalf of Goldman, Sachs & Co., to verify that such person is the shareholder of record or authorized to give redemption instructions, provided that the proceeds are transmitted to the following bank account only or are mailed to the account registration address. Absent its own gross negligence, neither the Fund nor Goldman, Sachs & Co. shall be liable for such redemption or for payments made to any unauthorized account.

                         ------------------------------------------------------
                         Bank Name                                ABA Routing #

                         ------------------------------------------------------
                         Street Address         City         State         Zip

                         ------------------------------------------------------
                         Account NameAccount Number

--------------------------------------------------------------------------------

10. AUTOMATIC EXCHANGES  The originating fund's balance must be at least $10,000 and the receiving fund's minimum investment must be met prior to discontinuing this privilege if the minimum investment requirement for the receiving fund has not already been met .

                         I hereby authorize automatic exchanges of $______ (exact dollars--$50 minimum) into my identically registered account:

                       Exchange  ___________________________________ (Name of

                       from                                          Fund)
                           to    ___________________________________ (Name of

                       Account No. (if known) ______________________ Fund)
                       Please make exchanges on the 15th (or next business
                       day) beginning the month of             .

--------------------------------------------------------------------------------
11. CHECKWRITING PRIVILEGE  See "Check Redemption Privilege"

                            [_] Check the box if you would like an application
                                for checkwriting sent to you.
                            The checkwriting privilege is available to holders of ILA/Prime Obligations Portfolio Service Units or ILA/Tax-Exempt Diversified Portfolio Service Units ONLY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12. SOCIAL SECURITY   . By the execution of this Account Information Form, the
    NUMBER OR OTHER   undersigned represents and warrants that it has full
    TAXPAYER          right, power and authority to make the investment
    IDENTIFICATION    applied for pursuant to this Form and is acting for
     NUMBER           itself or in some fiduciary capacity in making such
    CERTIFICATION AND investment.
    SIGNATURE         THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED A CURRENT
    AUTHORIZATION     PROSPECTUS FOR THE FUND AND HAS REVIEWED THE SAME.
                      The undersigned understands that a lesser degree of flexibility concerning the timing of a redemption of its investment in Goldman Sachs Adjustable Rate Mortgage
                      Fund, Goldman Sachs Global Income Fund, Goldman Sachs
                      Municipal Income Fund, Goldman Sachs Government Income
                      Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs
                      Select Equity Fund, Goldman Sachs Small Cap Equity Fund,
                      Goldman Sachs International Equity Fund, Goldman Sachs
                      Growth and Income Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Balanced Fund, as well as all other non-money market funds, increases the likelihood that the shareholder will be required to redeem shares under unfavorable market conditions. If shares are redeemed at a disadvantageous time, the value of the Fund's shares redemption may be less than the price at which the Fund's shares were purchased. Since none of the Funds listed in this paragraph is a money market fund or maintains a constant net asset value per share, the undersigned may experience a loss of principal on its investments in any such Fund during any particular period.
                      . Fill in boxes below
                      Taxpayer Identification No.: ________________________
                      (For joint tenants, first listed individual should provide his/her number and sign below.) Under penalties of perjury, I certify that:
                      (1) The number shown on this form is my correct Taxpayer
                          Identification number or I am waitg a number to be issued to me), and
                      (2) I am not subject to backup withholding because (a) I
                          am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or
                          (c) the IRS has notified me that I am no longer subject to backup withholding.
                      Certification Instruction: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to federal backup withholding because of underreporting interest or dividends on your federal tax return. (Also see the "Guidelines for Certification of Taxpayer Identification Number on Account Information
                      Form" contained in the Appendices to the accompanying
                      Prospectus).
                      NOTE: FAILURE TO COMPLETE THIS SECTION MAY RESULT IN
                            BACKUP WITHHOLDING OF 31% OF ANY PAYMENTS MADE TO
                            YOU.
                      By checking only the appropriate box and signing below,
                       I certify under penalties of perjury that:
                        [_] I do not have a taxpayer identification number, but
                            I have applied for or intend to apply for one. I understand that the required 31% withholding may apply before I provide such number and certifications, which should be provided within 60 days.
                      or[_] Iam an exempt recipient.
                      or[_] I am neither a citizen nor a resident of the United
                            States for the purpose of the Internal
                            Revenue Code. I am a resident of _________________ .
                      All recipients, including exempt recipients, must report their taxpayer identification numbers and provide the certifications requested to prevent backup withholding.
                      Sign Here:

                      --------------------------------------------------------
                      Signature                 Name (print) and Title (if any)

                      Date:
                      --------------------------------------------------------

-------------------------------------------------------------------------------

                       See "Redemption of Shares"
13. SYSTEMATIC
WITHDRAWAL PLAN
                       Minimum account balance must be $10,000. Withdrawal minimum is $50.
                       Check One: [_] Monthly  [_] Quarterly
                       Please make payments via (check one) [_] check [_] ACH (Bank must be ACH affiliated. Attach voided check). Payments made via check are withdrawn from your account on or about the 25th of each month/quarter. (I understand that I may change the date of redemption, via ACH, or the amount at any time in writing to the Fund at the address stated above.)
                       Complete this section if withdrawal payments are to be made via ACH (funds are automatically credited to the designated bank account.)
                       BANK INFORMATION:
                       Please withdraw $ ______ from my account on the _____ of the month.

                       Bank Account Registration: _____________________________

                       Routing #: _____________  Bank Account #: ______________

                       Bank Name/Branch Name: _________________________________

                       Bank Street Address: ___________________________________

                       Bank Telephone Number: _________________________________

                       Complete this section ONLY if check is to be made payable to person(s) other than the registered owner, and you must have this application SIGNATURE GUARANTEED.

                       --------------------------------------------------------

                       Name of check recipient    Address    City  State  Zip
                       SIGNATURE GUARANTEE(S)
                       This request must be signed by each shareholder with his or her signature guaranteed by a commercial bank, trust company or member firm of a national securities exchange.

                       --------------------------------------------------------


                       Shareholder Signature
                       --------------------------------------------------------

                       Signature Guaranteed By
                       --------------------------------------------------------
                       Authorized Signature
-------------------------------------------------------------------------------
14. FOR DEALER ONLY    Investment dealer's signature is required for
                       Systematic Withdrawal Plan or Statement of Intention.
                       If a Systematic Withdrawal Plan is being opened, we believe that the amount to be withdrawn is reasonable in light of the investor's circumstances and we recommend establishment of the account.

                       --------------------------------------------------------
                       Name of Dealer Firm Home Office Location
                       --------------------------------------------------------
                       City                      State                    Zip
                       --------------------------------------------------------
                       Branch Office Location Branch Number/Branch Phone

                       --------------------------------------------------------
                       Authorized Signature      State                    Zip

                       --------------------------------------------------------
                       Reg. Rep. Number       Reg. Rep.'s Name